Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Glenmede Fund, Inc.
Entity Central Index Key	0000835663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000017533
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined International Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Disciplined International Equity Portfolio - Advisor Class (GTCIX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTCIX	$110	0.96%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +28.62%. The Portfolio compares its performance to the MSCI World Ex-United States Index which had a return of +23.59% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Financials sector, including Deutsche Bank Aktiengesellschaft (DBK) with a Portfolio return of +117.3%.

  Stock selection in the Materials sector, including Barrick Mining Corporation (ABX) with a Portfolio return of +66.3%.

  Stock selection in the Health Care sector, including Genmab A/S (GMAB) with a Portfolio return of +47.5%.

  Stock selection in the Consumer Discretionary sector, including Honda Motor Co., LTD. (TYO: 7267) with a Portfolio return of -21.9%.

  Stock selection in the Information Technology sector, including OBIC Co., Ltd. (TYO: 4684) with a Portfolio return of -16.5%.

  Stock selection in the Communication Services sector, including Royal KPN NV (KPN) with a Portfolio return of -6.4%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTCIX	MSCI World Excluding United States Index
Oct 2015	$10,000	$10,000
Oct 2016	$9,656	$9,773
Oct 2017	$11,680	$11,995
Oct 2018	$10,419	$11,183
Oct 2019	$11,315	$12,423
Oct 2020	$10,059	$11,579
Oct 2021	$13,274	$15,701
Oct 2022	$10,899	$12,241
Oct 2023	$12,543	$13,778
Oct 2024	$15,777	$17,063
Oct 2025	$20,292	$21,087

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTCIX	28.62%	15.07%	7.33%
MSCI World Excluding United States Index	23.59%	12.74%	7.75%

Material Change Date	Oct. 31, 2025
AssetsNet	$ 45,774,968
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 76,858
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$45,774,968
# of Portfolio Holdings	101
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$76,858

Holdings [Text Block]

Country Composition (% of TNA as of 10/31/2025)*

Value	Value
Singapore	0.4%
China	0.5%
Brazil	0.5%
Macau	0.7%
Belgium	0.9%
Sweden	1.4%
Finland	1.7%
Luxembourg	1.8%
Italy	2.1%
Hong Kong	2.6%
Netherlands	3.0%
Denmark	3.1%
United States	3.2%
Australia	3.2%
Switzerland	3.6%
Germany	6.5%
Spain	6.5%
France	9.1%
Canada	12.2%
United Kingdom	13.7%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Lasertec Corp.	2.3%
Barrick Mining Corp.	2.0%
Wartsila OYJ Abp	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Lloyds Banking Group PLC	1.7%
SBI Holdings, Inc.	1.6%
AP Moller - Maersk AS, Class B	1.6%
Genmab AS	1.5%
Capgemini SE	1.5%
Fresenius Medical Care AG	1.5%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative International Equity Portfolio" to the "Glenmede Disciplined International Equity Portfolio."

Effective May 5, 2025, Glenmede Investment Management, the Portfolio's investment advisor, contractually agreed to i) lower the management fee from 0.75% to 0.55%; ii) entered into a new expense limitation agreement and contractually agreed to lower the expense cap for the Portfolio's Advisor Shares from 1.00% to 0.85%; and iii) lowered the shareholder servicing fee for the Portfolio's Advisor Shares from 0.25% to 0.20%. No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]	Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative International Equity Portfolio" to the "Glenmede Disciplined International Equity Portfolio."
Material Fund Change Expenses [Text Block]

Effective May 5, 2025, Glenmede Investment Management, the Portfolio's investment advisor, contractually agreed to i) lower the management fee from 0.75% to 0.55%; ii) entered into a new expense limitation agreement and contractually agreed to lower the expense cap for the Portfolio's Advisor Shares from 1.00% to 0.85%; and iii) lowered the shareholder servicing fee for the Portfolio's Advisor Shares from 0.25% to 0.20%. No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the year ended
C000260453
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined International Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Disciplined International Equity Portfolio - Institutional Class (GTCLX) (the "Portfolio") for the period of May 12, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTCLX	$33	0.65%Footnote Reference(a),Footnote Reference(b)
Footnote	Description
Footnote(a)	Annualized
Footnote(b)	The Institutional class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1],[2]
Expenses Short Period Footnote [Text Block]	The Institutional class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the period and what affected its performance?

For the fiscal period ended October 31, 2025, the Portfolio had a total return of +15.84%. The Portfolio compares its performance to the MSCI World Ex-United States Index which had a return of +8.97% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Financials sector, including Deutsche Bank Aktiengesellschaft (DBK) with a Portfolio return of +117.3%.

  Stock selection in the Materials sector, including Barrick Mining Corporation (ABX) with a Portfolio return of +66.3%.

  Stock selection in the Health Care sector, including Genmab A/S (GMAB) with a Portfolio return of +47.5%.

  Stock selection in the Consumer Discretionary sector, including Honda Motor Co., LTD. (TYO: 7267) with a Portfolio return of -21.9%.

  Stock selection in the Information Technology sector, including OBIC Co., Ltd. (TYO: 4684) with a Portfolio return of -16.5%.

  Stock selection in the Communication Services sector, including Royal KPN NV (KPN) with a Portfolio return of -6.4%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTCLXFootnote Reference1	MSCI World Excluding United States Index
Oct 2015	$10,000	$10,000
Oct 2016	$9,675	$9,773
Oct 2017	$11,726	$11,995
Oct 2018	$10,481	$11,183
Oct 2019	$11,406	$12,423
Oct 2020	$10,160	$11,579
Oct 2021	$13,434	$15,701
Oct 2022	$11,053	$12,241
Oct 2023	$12,746	$13,778
Oct 2024	$16,064	$17,063
Oct 2025	$20,704	$21,087

Average Annual Return [Table Text Block]
AATR	Since Inception 5/12/25
GTCLX	15.84%
MSCI World Excluding United States Index	8.97%

Performance Inception Date	May 12, 2025
Material Change Date	Oct. 31, 2025
AssetsNet	$ 45,774,968
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 76,858
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$45,774,968
# of Portfolio Holdings	101
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$76,858

Holdings [Text Block]

Country Composition (% of TNA as of 10/31/2025)*

Value	Value
Singapore	0.4%
China	0.5%
Brazil	0.5%
Macau	0.7%
Belgium	0.9%
Sweden	1.4%
Finland	1.7%
Luxembourg	1.8%
Italy	2.1%
Hong Kong	2.6%
Netherlands	3.0%
Denmark	3.1%
United States	3.2%
Australia	3.2%
Switzerland	3.6%
Germany	6.5%
Spain	6.5%
France	9.1%
Canada	12.2%
United Kingdom	13.7%
Japan	21.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Lasertec Corp.	2.3%
Barrick Mining Corp.	2.0%
Wartsila OYJ Abp	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Lloyds Banking Group PLC	1.7%
SBI Holdings, Inc.	1.6%
AP Moller - Maersk AS, Class B	1.6%
Genmab AS	1.5%
Capgemini SE	1.5%
Fresenius Medical Care AG	1.5%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the period endedOctober 31, 2025.

Effective February 28, 2025 and prior to the commencement of the Institutional share class, the Portfolio's name changed from the "Glenmede Quantitative International Equity Portfolio" to the "Glenmede Disciplined International Equity Portfolio."

Effective May 5, 2025 and prior to the commencement of the Institutional share class, Glenmede Investment Management, the Portfolio's investment advisor, contractually agreed to lower the management fee from 0.75% to 0.55%. No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025 and prior to the commencement of the Institutional share class, the Portfolio's name changed from the "Glenmede Quantitative International Equity Portfolio" to the "Glenmede Disciplined International Equity Portfolio."

Material Fund Change Expenses [Text Block]

Effective May 5, 2025 and prior to the commencement of the Institutional share class, Glenmede Investment Management, the Portfolio's investment advisor, contractually agreed to lower the management fee from 0.75% to 0.55%. No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the period ended
C000017534
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Disciplined U.S. Equity Portfolio - Advisor Class (GTLOX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLOX	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +12.19%. The Portfolio compares its performance to the Russell 1000® Index (the “Index”) which had a return of +21.14% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Materials sector, including CRH plc (CRH) with a Portfolio return of +26.6%.

  Stock selection in the Energy sector, including Baker Hughes (BKR) with a Portfolio return of +29.9%.

  Stock selection in the Real Estate sector, including CBRE Group, Inc. (CBRE) with a Portfolio return of +16.4%.

  Relative underexposures to the largest constituents versus the Index, in which six companies contributed approximately 53% of the total return for the Index.

  Stock selection in the Information Technology sector, including Onto Innovation, Inc. (ONTO) with a Portfolio return of -48.9%.

  Stock selection in the Communication Services sector, including Comcast Corporation (CMCSA) with a Portfolio return of -33.9%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTLOX	Russell 1000® Index
Oct 2015	$10,000	$10,000
Oct 2016	$10,234	$10,426
Oct 2017	$12,970	$12,893
Oct 2018	$13,543	$13,793
Oct 2019	$14,412	$15,745
Oct 2020	$14,139	$17,456
Oct 2021	$20,327	$25,051
Oct 2022	$17,707	$20,948
Oct 2023	$18,489	$22,935
Oct 2024	$23,391	$31,666
Oct 2025	$26,241	$38,358

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTLOX	12.19%	13.17%	10.13%
Russell 1000® Index	21.14%	17.05%	14.39%

Material Change Date	Oct. 31, 2025
AssetsNet	$ 444,198,997
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,885,238
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$444,198,997
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$2,885,238

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Semiconductors & Semiconductor Equipment	12.0%
Software	9.2%
Biotechnology	4.8%
Communications Equipment	4.7%
IT Services	4.6%
Financial Services	4.5%
Health Care Providers & Services	3.7%
Banks	3.6%
Technology Hardware, Storage & Peripherals	3.2%
Interactive Media & Services	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Alphabet, Inc., Class A	2.2%
Twilio, Inc., Class A	2.2%
Lam Research Corp.	2.1%
Fox Corp., Class A	2.1%
Zoom Communications, Inc.	2.1%
Intel Corp.	2.1%
Arista Networks, Inc.	2.1%
Applied Materials, Inc.	2.0%
Hewlett Packard Enterprise Co.	2.0%
Baker Hughes Co.	2.0%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Core Equity Portfolio" to the "Glenmede Disciplined U.S. Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Core Equity Portfolio" to the "Glenmede Disciplined U.S. Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the year ended
C000158301
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Disciplined U.S. Equity Portfolio - Institutional Class (GTLIX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLIX	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +12.43%. The Portfolio compares its performance to the Russell 1000® Index (the “Index”) which had a return of +21.14% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Materials sector, including CRH plc (CRH) with a Portfolio return of +26.6%.

  Stock selection in the Energy sector, including Baker Hughes (BKR) with a Portfolio return of +29.9%.

  Stock selection in the Real Estate sector, including CBRE Group, Inc. (CBRE) with a Portfolio return of +16.4%.

  Relative underexposures to the largest constituents versus the Index, in which six companies contributed approximately 53% of the total return for the Index.

  Stock selection in the Information Technology sector, including Onto Innovation, Inc. (ONTO) with a Portfolio return of -48.9%.

  Stock selection in the Communication Services sector, including Comcast Corporation (CMCSA) with a Portfolio return of -33.9%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTLIXFootnote Reference1	Russell 1000® Index
Oct 2015	$10,000	$10,000
Oct 2016	$10,258	$10,426
Oct 2017	$13,024	$12,893
Oct 2018	$13,624	$13,793
Oct 2019	$14,534	$15,745
Oct 2020	$14,279	$17,456
Oct 2021	$20,576	$25,051
Oct 2022	$17,957	$20,948
Oct 2023	$18,791	$22,935
Oct 2024	$23,821	$31,666
Oct 2025	$26,782	$38,358

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/30/15
GTLIX	12.43%	13.40%	10.55%
Russell 1000® Index	21.14%	17.05%	14.62%

Performance Inception Date	Dec. 30, 2015
Material Change Date	Oct. 31, 2025
AssetsNet	$ 444,198,997
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,885,238
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$444,198,997
# of Portfolio Holdings	92
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$2,885,238

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Semiconductors & Semiconductor Equipment	12.0%
Software	9.2%
Biotechnology	4.8%
Communications Equipment	4.7%
IT Services	4.6%
Financial Services	4.5%
Health Care Providers & Services	3.7%
Banks	3.6%
Technology Hardware, Storage & Peripherals	3.2%
Interactive Media & Services	3.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Alphabet, Inc., Class A	2.2%
Twilio, Inc., Class A	2.2%
Lam Research Corp.	2.1%
Fox Corp., Class A	2.1%
Zoom Communications, Inc.	2.1%
Intel Corp.	2.1%
Arista Networks, Inc.	2.1%
Applied Materials, Inc.	2.0%
Hewlett Packard Enterprise Co.	2.0%
Baker Hughes Co.	2.0%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Core Equity Portfolio" to the "Glenmede Disciplined U.S. Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Core Equity Portfolio" to the "Glenmede Disciplined U.S. Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the year ended
C000017535
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Growth Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Disciplined U.S. Growth Equity Portfolio - Advisor Class (GTLLX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLLX	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +24.18%. The Portfolio compares its performance to the Russell 1000® Index and the Russell 1000 Growth® Index (the “Growth Index”), each of which had returns of +21.14% and +30.52%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Health Care sector, including Cencora, Inc. (COR) with a Portfolio return of +49.3%.

  Stock selection in the Communication Services sector, including Netflix, Inc. (NFLX) with a Portfolio return of +48.0%.

  Stock selection in the Energy sector, including ONEOK, Inc. (OKE) with a Portfolio return of +4.3%.

  Relative underexposures to the largest constituents versus the Growth Index, in which six companies contributed approximately 66% of the positive return for the Growth Index.

  Stock selection in the Financials sector, including Fiserv, Inc. (FISV) with a Portfolio return of -66.3%.

  Stock selection in the Information Technology sector, including Dynatrace, Inc. (DT) with a Portfolio return of -6.0%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTLLX	Russell 1000® Index	Russell 1000® Growth Index
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$10,087	$10,426	$10,228
Oct 2017	$12,916	$12,893	$13,267
Oct 2018	$13,631	$13,793	$14,688
Oct 2019	$16,152	$15,745	$17,200
Oct 2020	$17,878	$17,456	$22,226
Oct 2021	$26,133	$25,051	$31,830
Oct 2022	$21,777	$20,948	$24,001
Oct 2023	$23,266	$22,935	$28,549
Oct 2024	$31,149	$31,666	$41,044
Oct 2025	$38,672	$38,358	$53,572

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTLLX	24.18%	16.69%	14.48%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Growth Index	30.52%	19.24%	18.28%

Material Change Date	Oct. 31, 2025
AssetsNet	$ 1,277,942,324
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 7,178,455
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,277,942,324
# of Portfolio Holdings	61
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$7,178,455

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Software	18.8%
Semiconductors & Semiconductor Equipment	18.4%
Specialty Retail	7.7%
Interactive Media & Services	5.6%
Electronic Equipment, Instruments & Components	5.5%
IT Services	5.2%
Communications Equipment	4.3%
Entertainment	4.2%
Financial Services	3.9%
Biotechnology	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Lam Research Corp.	3.5%
Amphenol Corp., Class A	3.3%
Applied Materials, Inc.	3.3%
Arista Networks, Inc.	3.2%
NVIDIA Corp.	3.2%
Alphabet, Inc., Class A	3.2%
Incyte Corp.	3.1%
Twilio, Inc., Class A	3.0%
Microsoft Corp.	2.8%
Williams-Sonoma, Inc.	2.8%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio" to the "Glenmede Disciplined U.S. Growth Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio" to the "Glenmede Disciplined U.S. Growth Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the year ended
C000158302
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Growth Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Disciplined U.S. Growth Equity Portfolio - Institutional Class (GTILX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTILX	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +24.43%. The Portfolio compares its performance to the Russell 1000® Index and the Russell 1000 Growth® Index (the “Growth Index”), each of which had returns of +21.14% and +30.52%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Health Care sector, including Cencora, Inc. (COR) with a Portfolio return of +49.3%.

  Stock selection in the Communication Services sector, including Netflix, Inc. (NFLX) with a Portfolio return of +48.0%.

  Stock selection in the Energy sector, including ONEOK, Inc. (OKE) with a Portfolio return of +4.3%.

  Relative underexposures to the largest constituents versus the Growth Index, in which six companies contributed approximately 66% of the positive return for the Growth Index.

  Stock selection in the Financials sector, including Fiserv, Inc. (FISV) with a Portfolio return of -66.3%.

  Stock selection in the Information Technology sector, including Dynatrace, Inc. (DT) with a Portfolio return of -6.0%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTILXFootnote Reference1	Russell 1000® Index	Russell 1000® Growth Index
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$10,109	$10,426	$10,228
Oct 2017	$12,968	$12,893	$13,267
Oct 2018	$13,712	$13,793	$14,688
Oct 2019	$16,281	$15,745	$17,200
Oct 2020	$18,054	$17,456	$22,226
Oct 2021	$26,445	$25,051	$31,830
Oct 2022	$22,084	$20,948	$24,001
Oct 2023	$23,642	$22,935	$28,549
Oct 2024	$31,713	$31,666	$41,044
Oct 2025	$39,462	$38,358	$53,572

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 11/5/15
GTILX	24.43%	16.93%	14.67%
Russell 1000® Index	21.14%	17.05%	14.27%
Russell 1000® Growth Index	30.52%	19.24%	18.18%

Performance Inception Date	Nov. 05, 2015
Material Change Date	Oct. 31, 2025
AssetsNet	$ 1,277,942,324
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 7,178,455
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,277,942,324
# of Portfolio Holdings	61
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$7,178,455

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Software	18.8%
Semiconductors & Semiconductor Equipment	18.4%
Specialty Retail	7.7%
Interactive Media & Services	5.6%
Electronic Equipment, Instruments & Components	5.5%
IT Services	5.2%
Communications Equipment	4.3%
Entertainment	4.2%
Financial Services	3.9%
Biotechnology	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Lam Research Corp.	3.5%
Amphenol Corp., Class A	3.3%
Applied Materials, Inc.	3.3%
Arista Networks, Inc.	3.2%
NVIDIA Corp.	3.2%
Alphabet, Inc., Class A	3.2%
Incyte Corp.	3.1%
Twilio, Inc., Class A	3.0%
Microsoft Corp.	2.8%
Williams-Sonoma, Inc.	2.8%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio" to the "Glenmede Disciplined U.S. Growth Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio" to the "Glenmede Disciplined U.S. Growth Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the year ended
C000195216
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Small Cap Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GQSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Disciplined U.S. Small Cap Equity Portfolio - Advisor Class (GQSCX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQSCX	$87	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +5.54%. The Portfolio compares its performance to the S&P 500® Index and Russell 2000® Index, each of which had returns of +21.45% and +14.41%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in Health Care sector, including Terns Pharmaceuticals, Inc (TERN) and Relay Therapeutics, Inc. (RLAY) with Portfolio returns of +286.0% and +54.9%, respectively.

  Stock selection in Industrials sector, including Tutor Perini Corporation (TPC) with a Portfolio return of +159.9%.

  Stock selection in Health Care sector, including CareDx, Inc. (CDNA) and Quanterix Corporation (QTRX) with Portfolio returns of -63.6% and -39.7%, respectively.

  Stock selection in Consumer Discretionary sector, including Abercrombie & Fitch Co. (ANF) with a Portfolio return of -45.0%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GQSCX	S&P 500® Index	Russell 2000® Index
Nov 2017	$10,000	$10,000	$10,000
Oct 2018	$10,285	$10,696	$10,372
Oct 2019	$10,511	$12,228	$10,880
Oct 2020	$9,736	$13,415	$10,865
Oct 2021	$15,426	$19,172	$16,385
Oct 2022	$14,969	$16,371	$13,347
Oct 2023	$14,292	$18,031	$12,204
Oct 2024	$19,215	$24,886	$16,363
Oct 2025	$20,293	$30,225	$18,721

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 11/13/17
GQSCX	5.54%	15.81%	9.28%
S&P 500® Index	21.45%	17.64%	14.88%
Russell 2000® Index	14.41%	11.50%	8.19%

Performance Inception Date	Nov. 13, 2017
Material Change Date	Oct. 31, 2025
AssetsNet	$ 2,285,746
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$2,285,746
# of Portfolio Holdings	130
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Banks	9.6%
Software	6.4%
Pharmaceuticals	5.4%
Biotechnology	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electronic Equipment, Instruments & Components	3.8%
Health Care Equipment & Supplies	3.7%
Machinery	3.2%
Trading Companies & Distributors	3.1%
Health Care Providers & Services	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Relay Therapeutics, Inc.	2.1%
Terns Pharmaceuticals, Inc.	2.0%
Resideo Technologies, Inc.	1.7%
EZCORP, Inc., Class A	1.4%
Allient, Inc.	1.3%
Supernus Pharmaceuticals, Inc.	1.3%
Pacira BioSciences, Inc.	1.2%
Constellium SE	1.2%
ACM Research, Inc., Class A	1.2%
Hamilton Insurance Group Ltd., Class B	1.2%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Small Cap Equity Portfolio" to the "Glenmede Disciplined U.S. Small Cap Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Small Cap Equity Portfolio" to the "Glenmede Disciplined U.S. Small Cap Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the year ended
C000260455
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Small Cap Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GQSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Disciplined U.S. Small Cap Equity Portfolio - Institutional Class (GQSIX) (the "Portfolio") for the period of May 12, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

 Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQSIX	$33	0.65%Footnote Reference(a),Footnote Reference(b)
Footnote	Description
Footnote(a)	Annualized
Footnote(b)	The Institutional class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[3],[4]
Expenses Short Period Footnote [Text Block]	The Institutional class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the period and what affected its performance?

For the fiscal period ended October 31, 2025, the Portfolio had a total return of +13.05%. The Portfolio compares its performance to the S&P 500® Index and Russell 2000® Index, each of which had returns of +17.74% and +23.35%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in Health Care sector, including Terns Pharmaceuticals, Inc (TERN) and Relay Therapeutics, Inc. (RLAY) with Portfolio returns of +286.0% and +54.9%, respectively.

  Stock selection in Industrials sector, including Tutor Perini Corporation (TPC) with a Portfolio return of +159.9%.

  Stock selection in Health Care sector, including CareDx, Inc. (CDNA) and Quanterix Corporation (QTRX) with Portfolio returns of -63.6% and -39.7%, respectively.

  Stock selection in Consumer Discretionary sector, including Abercrombie & Fitch Co. (ANF) with a Portfolio return of -45.0%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GQSIXFootnote Reference1	S&P 500® Index	Russell 2000® Index
Nov 2017	$10,000	$10,000	$10,000
Oct 2018	$10,336	$10,708	$10,398
Oct 2019	$10,584	$12,242	$10,908
Oct 2020	$9,824	$13,431	$10,893
Oct 2021	$15,596	$19,194	$16,427
Oct 2022	$15,164	$16,390	$13,381
Oct 2023	$14,507	$18,052	$12,235
Oct 2024	$19,543	$24,915	$16,404
Oct 2025	$20,676	$30,260	$18,768

Average Annual Return [Table Text Block]
AATR	Since Inception 5/12/25
GQSIX	13.05%
S&P 500® Index	17.74%
Russell 2000® Index	23.35%

Performance Inception Date	May 12, 2025
Material Change Date	Oct. 31, 2025
AssetsNet	$ 2,285,746
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$2,285,746
# of Portfolio Holdings	130
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Banks	9.6%
Software	6.4%
Pharmaceuticals	5.4%
Biotechnology	4.6%
Oil, Gas & Consumable Fuels	4.2%
Electronic Equipment, Instruments & Components	3.8%
Health Care Equipment & Supplies	3.7%
Machinery	3.2%
Trading Companies & Distributors	3.1%
Health Care Providers & Services	3.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Relay Therapeutics, Inc.	2.1%
Terns Pharmaceuticals, Inc.	2.0%
Resideo Technologies, Inc.	1.7%
EZCORP, Inc., Class A	1.4%
Allient, Inc.	1.3%
Supernus Pharmaceuticals, Inc.	1.3%
Pacira BioSciences, Inc.	1.2%
Constellium SE	1.2%
ACM Research, Inc., Class A	1.2%
Hamilton Insurance Group Ltd., Class B	1.2%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the period endedOctober 31, 2025.

Effective February 28, 2025 and prior to the commencement of the Institutional share class, the Portfolio's name changed from the "Glenmede Quantitative U.S. Small Cap Equity Portfolio" to the "Glenmede Disciplined U.S. Small Cap Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025 and prior to the commencement of the Institutional share class, the Portfolio's name changed from the "Glenmede Quantitative U.S. Small Cap Equity Portfolio" to the "Glenmede Disciplined U.S. Small Cap Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the period ended
C000195215
Shareholder Report [Line Items]
Fund Name	Glenmede Disciplined U.S. Value Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GQLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Disciplined U.S. Value Equity Portfolio - Advisor Class (GQLVX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQLVX	$89	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +8.56%. The Portfolio compares its performance to the Russell 1000® Index and Russell 1000® Value Index, each of which had returns of +21.14% and +11.15%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Consumer Discretionary sector, including eBay, Inc. (EBAY) with a Portfolio return of +43.6%

  Stock selection in the Materials sector, including Newmont Corporation (NEM) with a Portfolio return of +53.9%.

  Stock selection in the Energy sector, including TechnipFMC plc (FTI) with a Portfolio return of +41.8%.

  Stock selection in the Consumer Staples sector, including General Mills, Inc. (GIS) with a Portfolio return of -24.4%.

  Stock selection in the Health Care sector, including Centene Corporation (CNC) with a Portfolio return of -46.9%.

  Stock selection in the Communication Services sector, including Comcast Corporation (CMCSA) with a Portfolio return of -33.9%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GQLVX	Russell 1000® Index	Russell 1000® Value Index
Nov 2017	$10,000	$10,000	$10,000
Oct 2018	$9,931	$10,665	$10,310
Oct 2019	$10,659	$12,174	$11,466
Oct 2020	$9,573	$13,497	$10,598
Oct 2021	$14,040	$19,370	$15,236
Oct 2022	$13,550	$16,197	$14,170
Oct 2023	$13,352	$17,733	$14,189
Oct 2024	$16,890	$24,484	$18,584
Oct 2025	$18,335	$29,659	$20,655

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 11/13/17
GQLVX	8.56%	13.88%	7.91%
Russell 1000® Index	21.14%	17.05%	14.62%
Russell 1000® Value Index	11.15%	14.28%	9.53%

Performance Inception Date	Nov. 13, 2017
Material Change Date	Oct. 31, 2025
AssetsNet	$ 2,259,165
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$2,259,165
# of Portfolio Holdings	86
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Banks	6.7%
Health Care Providers & Services	6.1%
Capital Markets	6.0%
Pharmaceuticals	5.1%
Media	5.0%
Electric Utilities	4.7%
Oil, Gas & Consumable Fuels	4.6%
Semiconductors & Semiconductor Equipment	4.5%
Financial Services	4.1%
Building Products	3.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Intel Corp.	3.1%
Newmont Corp.	2.8%
CME Group, Inc.	2.4%
Hewlett Packard Enterprise Co.	2.4%
Fox Corp., Class A	2.3%
Exelon Corp.	2.2%
U.S. Bancorp	2.2%
Zoom Communications, Inc.	2.2%
Johnson Controls International PLC	2.2%
Bristol-Myers Squibb Co.	2.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Value Equity Portfolio" to the "Glenmede Disciplined U.S. Value Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Large Cap Value Equity Portfolio" to the "Glenmede Disciplined U.S. Value Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the year ended
C000164151
Shareholder Report [Line Items]
Fund Name	Glenmede Environmental Accountability Portfolio
Class Name	Advisor Class
Trading Symbol	RESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Environmental Accountability Portfolio - Advisor Class (RESGX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
RESGX	$89	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +9.36%. The Portfolio compares its performance to the Russell 1000® Index (the “Index”) which had a return of +21.14% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Energy sector, including Baker Hughes (BKR) with a Portfolio return of +29.9%.

  Stock selection in the Materials sector, including CRH plc (CRH) with a Portfolio return of +26.6%.

  Stock selection in the Financials sector, including Citigroup, Inc. (C) with a Portfolio return of +62.6%.

  Relative underexposures to the largest constituents versus the Index, in which six companies contributed approximately 53% of the positive return for the Index.

  Stock selection in the Information Technology sector, including Onto Innovation, Inc. (ONTO) with a Portfolio return of -47.5%.

  Stock selection in the Communication Services sector, including Omnicom Group Inc. (OMC) with a Portfolio return of -23.1%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	RESGX	Russell 1000® Index
Dec 2015	$10,000	$10,000
Oct 2016	$10,887	$10,709
Oct 2017	$13,764	$13,244
Oct 2018	$14,453	$14,168
Oct 2019	$15,434	$16,173
Oct 2020	$15,568	$17,930
Oct 2021	$22,777	$25,732
Oct 2022	$19,585	$21,518
Oct 2023	$20,044	$23,558
Oct 2024	$25,342	$32,527
Oct 2025	$27,715	$39,402

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/22/15
RESGX	9.36%	12.23%	10.89%
Russell 1000® Index	21.14%	17.05%	14.92%

Performance Inception Date	Dec. 22, 2015
Material Change Date	Oct. 31, 2025
AssetsNet	$ 21,372,446
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 25,994
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$21,372,446
# of Portfolio Holdings	77
Portfolio Turnover Rate	62%
Total Advisory Fees Paid	$25,994

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Semiconductors & Semiconductor Equipment	9.2%
Software	8.9%
IT Services	5.9%
Interactive Media & Services	5.4%
Capital Markets	4.2%
Banks	4.2%
Communications Equipment	4.0%
Pharmaceuticals	3.4%
Financial Services	3.3%
Specialty Retail	3.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Alphabet, Inc., Class A	2.7%
Baker Hughes Co.	2.6%
CRH PLC	2.5%
Hewlett Packard Enterprise Co.	2.4%
Zoom Communications, Inc.	2.4%
TJX Cos., Inc.	2.4%
General Motors Co.	2.4%
CBRE Group, Inc., Class A	2.3%
CME Group, Inc.	2.2%
Cognizant Technology Solutions Corp., Class A	2.2%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain planned changes to the Portfolio during the year endedOctober 31, 2025.

On September 4, 2025, the Fund's Board approved changes to the principal investment strategies of the Environmental Accountability Portfolio. The Portfolio will be repositioned to invest in equity securities, such as common stocks of U.S. mid to large-cap companies that meet the Portfolio's thematic criteria, such as renewable power generation, renewable energy usage, efforts to use cleaner energy sources, climate change related revenue, and financed emissions. In connection with the Portfolio's repositioning, the "Environmental Accountability Portfolio" will change its name to "Energy Resilience Portfolio." These changes are expected to become effective on or about November 4, 2025. No other material changes to the Portfolio have occurred.

Material Fund Change Strategies [Text Block]

On September 4, 2025, the Fund's Board approved changes to the principal investment strategies of the Environmental Accountability Portfolio. The Portfolio will be repositioned to invest in equity securities, such as common stocks of U.S. mid to large-cap companies that meet the Portfolio's thematic criteria, such as renewable power generation, renewable energy usage, efforts to use cleaner energy sources, climate change related revenue, and financed emissions. In connection with the Portfolio's repositioning, the "Environmental Accountability Portfolio" will change its name to "Energy Resilience Portfolio." These changes are expected to become effective on or about November 4, 2025. No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain planned changes to the Portfolio during the year ended
C000176162
Shareholder Report [Line Items]
Fund Name	Glenmede Equity Income Portfolio
Class Name	Advisor Class
Trading Symbol	GEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Equity Income Portfolio - Advisor Class (GEQIX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GEQIX	$87	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +5.52%. The Portfolio compares its performance to the S&P 500® Index (the “S&P 500”) and the Russell 1000® Value Index, each of which had returns of +21.45% and +11.15%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Relative underweight to the Real Estate sector, which had a return of -1.5% for the S&P 500.

  Stock selection in the Energy Sector, including Phillips 66 (PSX) with a Portfolio return of +16.0%.

  Stock selection in the Health Care sector, including Quest Diagnostics Incorporated (DGX) with a Portfolio return of +15.8%.

  Relative underweight to the Information Technology sector, which had a return of +37.5% for the S&P 500.

  Stock selection in the Information Technology sector, including Texas Instruments Incorporated (TXN) with a Portfolio return of -17.9%, and the Portfolio not holding NVIDIA Corporation (NVDA) which had a return of +52.6% that added +3.6% to the S&P 500 annual return.

  Stock selection in the Consumer Discretionary sector, including Starbucks Corporation (SBUX) with a Portfolio return of -15.1%, and the Portfolio not holding Tesla, Inc. (TSLA) which had a return of +82.7% that added +1.2% to the S&P 500 annual return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GEQIX	S&P 500® Index	Russell 1000® Value Index
Dec 2016	$10,000	$10,000	$10,000
Oct 2017	$11,177	$11,532	$10,736
Oct 2018	$11,489	$12,380	$11,062
Oct 2019	$13,177	$14,153	$12,302
Oct 2020	$13,127	$15,528	$11,371
Oct 2021	$17,869	$22,191	$16,347
Oct 2022	$17,387	$18,949	$15,203
Oct 2023	$17,283	$20,871	$15,224
Oct 2024	$21,611	$28,805	$19,940
Oct 2025	$22,803	$34,984	$22,162

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/21/16
GEQIX	5.52%	11.68%	9.75%
S&P 500® Index	21.45%	17.64%	15.21%
Russell 1000® Value Index	11.15%	14.28%	9.39%

Performance Inception Date	Dec. 21, 2016
AssetsNet	$ 14,430,505
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 26,772
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$14,430,505
# of Portfolio Holdings	46
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$26,772

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Capital Markets	9.9%
Banks	6.1%
Health Care Equipment & Supplies	5.9%
Machinery	5.7%
Insurance	4.4%
Oil, Gas & Consumable Fuels	4.2%
Hotels, Restaurants & Leisure	4.2%
Specialty Retail	4.1%
Electronic Equipment, Instruments & Components	4.1%
Chemicals	3.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

JPMorgan Chase & Co.	4.2%
TE Connectivity PLC	4.1%
RTX Corp.	3.5%
Cisco Systems, Inc.	3.4%
Morgan Stanley	3.2%
Allstate Corp.	3.0%
Charles Schwab Corp.	2.8%
Ferguson Enterprises, Inc.	2.8%
DTE Energy Co.	2.7%
McDonald's Corp.	2.7%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000035926
Shareholder Report [Line Items]
Fund Name	Glenmede Long/Short Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Long/Short Equity Portfolio - Advisor Class (GTAPX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTAPX	$271	2.55%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	2.55%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +12.47%. The Portfolio compares its performance to the Russell 3000® Index, the Bloomberg U.S. Treasury Bellwether 3-Month Index, and a Blended Index comprised of 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index, each of which had returns of +20.81%, +4.40% and +9.28%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Information Technology sector, including Sanmina Corporation (SANM) with a Portfolio return of +95.5%

  Stock selection in the Materials sector, including Commercial Metals Company (CMC) with a Portfolio return of +11.9%.

  Stock selection in the Energy sector, including Baker Hughes Company (BKR) with a Portfolio return of +29.9%.

  Stock selection in the Communication Services sector, including a short position in Take-Two Interactive Software, Inc. (TTWO) with a Portfolio return of -58.6%.

  Stock selection in the Financials sector, including a short position in Coinbase Global, Inc. (COIN) with a Portfolio return of -58.8%.

  Stock selection in the Health Care sector, including Centene Corporation (CNC) with a Portfolio return of -59.0%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTAPX	Russell 3000® Index	Bloomberg U.S. Treasury Bellwether 3-Month Index	Blended IndexFootnote Reference1
Oct 2015	$10,000	$10,000	$10,000	$10,000
Oct 2016	$10,062	$10,424	$10,032	$10,160
Oct 2017	$11,360	$12,924	$10,106	$10,898
Oct 2018	$11,087	$13,776	$10,276	$11,257
Oct 2019	$10,607	$15,635	$10,526	$11,928
Oct 2020	$9,857	$17,221	$10,623	$12,436
Oct 2021	$11,534	$24,782	$10,628	$13,917
Oct 2022	$12,533	$20,688	$10,713	$13,325
Oct 2023	$13,226	$22,422	$11,243	$14,150
Oct 2024	$14,355	$30,910	$11,853	$16,199
Oct 2025	$16,145	$37,343	$12,374	$17,702

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTAPX	12.47%	10.37%	4.91%
Russell 3000® Index	20.81%	16.74%	14.08%
Bloomberg U.S. Treasury Bellwether 3-Month Index	4.40%	3.10%	2.15%
Blended Index	9.28%	7.32%	5.88%

Prior Market Index Comparison [Text Block]	The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.
Material Change Date	Oct. 31, 2025
AssetsNet	$ 38,944,891
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 335,327
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$38,944,891
# of Portfolio Holdings	134
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$335,327

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Capital Markets	9.8%
Financial Services	9.8%
Specialty Retail	8.0%
Machinery	7.8%
IT Services	7.6%
Electronic Equipment, Instruments & Components	6.1%
Trading Companies & Distributors	5.9%
Insurance	5.7%
Aerospace & Defense	5.5%
Semiconductors & Semiconductor Equipment	4.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Amphenol Corp., Class A	2.4%
Sanmina Corp.	2.4%
Lam Research Corp.	2.4%
AECOM	2.4%
MGIC Investment Corp.	2.2%
Janus Henderson Group PLC	2.2%
ITT, Inc.	2.2%
Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.1%
NiSource, Inc.	2.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Long/Short Equity Portfolio" to the "Glenmede Long/Short Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Long/Short Equity Portfolio" to the "Glenmede Long/Short Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the year ended
C000211480
Shareholder Report [Line Items]
Fund Name	Glenmede Long/Short Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Long/Short Equity Portfolio - Institutional Class (GTLSX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTLSX	$249	2.34%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.34%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +12.62%. The Portfolio compares its performance to the Russell 3000® Index, the Bloomberg U.S. Treasury Bellwether 3-Month Index, and a Blended Index comprised of 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index, each of which had returns of +20.81%, +4.40% and +9.28%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Information Technology sector, including Sanmina Corporation (SANM) with a Portfolio return of +95.5%

  Stock selection in the Materials sector, including Commercial Metals Company (CMC) with a Portfolio return of +11.9%.

  Stock selection in the Energy sector, including Baker Hughes Company (BKR) with a Portfolio return of +29.9%.

  Stock selection in the Communication Services sector, including a short position in Take-Two Interactive Software, Inc. (TTWO) with a Portfolio return of -58.6%.

  Stock selection in the Financials sector, including a short position in Coinbase Global, Inc. (COIN) with a Portfolio return of -58.8%.

  Stock selection in the Health Care sector, including Centene Corporation (CNC) with a Portfolio return of -59.0%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTLSXFootnote Reference1	Russell 3000® Index	Bloomberg U.S. Treasury Bellwether 3-Month Index	Blended IndexFootnote Reference2
Oct 2015	$10,000	$10,000	$10,000	$10,000
Oct 2016	$9,972	$10,424	$10,032	$10,160
Oct 2017	$11,159	$12,924	$10,106	$10,898
Oct 2018	$10,791	$13,776	$10,276	$11,257
Oct 2019	$10,240	$15,635	$10,526	$11,928
Oct 2020	$9,545	$17,221	$10,623	$12,436
Oct 2021	$11,192	$24,782	$10,628	$13,917
Oct 2022	$12,184	$20,688	$10,713	$13,325
Oct 2023	$12,882	$22,422	$11,243	$14,150
Oct 2024	$14,008	$30,910	$11,853	$16,199
Oct 2025	$15,776	$37,343	$12,374	$17,702

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 9/13/19
GTLSX	12.62%	10.57%	7.20%
Russell 3000® Index	20.81%	16.74%	15.46%
Bloomberg U.S. Treasury Bellwether 3-Month Index	4.40%	3.10%	2.73%
Blended Index	9.28%	7.32%	6.75%

Performance Inception Date	Sep. 13, 2019
Prior Market Index Comparison [Text Block]	The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.
Material Change Date	Oct. 31, 2025
AssetsNet	$ 38,944,891
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 335,327
InvestmentCompanyPortfolioTurnover	109.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$38,944,891
# of Portfolio Holdings	134
Portfolio Turnover Rate	109%
Total Advisory Fees Paid	$335,327

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Capital Markets	9.8%
Financial Services	9.8%
Specialty Retail	8.0%
Machinery	7.8%
IT Services	7.6%
Electronic Equipment, Instruments & Components	6.1%
Trading Companies & Distributors	5.9%
Insurance	5.7%
Aerospace & Defense	5.5%
Semiconductors & Semiconductor Equipment	4.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Amphenol Corp., Class A	2.4%
Sanmina Corp.	2.4%
Lam Research Corp.	2.4%
AECOM	2.4%
MGIC Investment Corp.	2.2%
Janus Henderson Group PLC	2.2%
ITT, Inc.	2.2%
Mueller Industries, Inc.	2.2%
EMCOR Group, Inc.	2.1%
NiSource, Inc.	2.1%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Long/Short Equity Portfolio" to the "Glenmede Long/Short Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Long/Short Equity Portfolio" to the "Glenmede Long/Short Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the year ended
C000017538
Shareholder Report [Line Items]
Fund Name	Glenmede Small Cap Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Advisor Class (GTCSX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCSX	$90	0.92%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of -3.52%. The Portfolio compares its performance to the S&P 500® Index, Russell 2000® Index, and the Russell 2000® Value Index, each of which had returns of +21.45%, +14.41%, and +9.87%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Real Estate sector, including Cushman & Wakefield Plc (CWK) with a Portfolio return of +15.87%.

  Stock selection in the Financials sector, including Virtu Financial, Inc. (VIRT) with a Portfolio return of +16.43%.

  Stock selection in the Utilities sector, including Northwest Natural Holding Co. (NWN) with a Portfolio return of +22.64%.

  Stock selection in the Health Care sector, including Evolent Health Inc (EVH) with a Portfolio return of -71.43%.

  Stock selection in the Information Technology sector, including ASGN Incorporated (ASGN) with a Portfolio return of -51.40%.

  Stock selection in the Industrials sector, including Boise Cascade Co. (BCC) with a Portfolio return of -46.56%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTCSX	S&P 500® Index	Russell 2000® Index	Russell 2000® Value Index
Oct 2015	$10,000	$10,000	$10,000	$10,000
Oct 2016	$9,957	$10,451	$10,411	$10,881
Oct 2017	$12,729	$12,921	$13,311	$13,581
Oct 2018	$12,656	$13,870	$13,557	$13,500
Oct 2019	$12,326	$15,857	$14,222	$13,935
Oct 2020	$12,124	$17,397	$14,203	$11,995
Oct 2021	$19,369	$24,862	$21,418	$19,708
Oct 2022	$18,092	$21,230	$17,447	$17,594
Oct 2023	$17,543	$23,383	$15,953	$15,847
Oct 2024	$22,504	$32,272	$21,388	$20,881
Oct 2025	$21,720	$39,196	$24,471	$22,943

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTCSX	(3.52%)	12.37%	8.07%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 2000® Value Index	9.87%	13.85%	8.66%

AssetsNet	$ 1,060,227,063
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 6,397,521
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,060,227,063
# of Portfolio Holdings	88
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$6,397,521

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Banks	10.8%
Software	5.6%
Capital Markets	4.6%
Professional Services	4.3%
Health Care Equipment & Supplies	3.8%
Oil, Gas & Consumable Fuels	3.6%
Specialty Retail	3.6%
IT Services	3.4%
Financial Services	3.3%
Construction & Engineering	3.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

WESCO International, Inc.	2.2%
CACI International, Inc., Class A	2.0%
Stifel Financial Corp.	2.0%
TTM Technologies, Inc.	1.9%
Dycom Industries, Inc.	1.8%
Frontdoor, Inc.	1.8%
Ameris Bancorp	1.7%
HealthEquity, Inc.	1.6%
FNB Corp.	1.6%
Hillenbrand, Inc.	1.6%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000017539
Shareholder Report [Line Items]
Fund Name	Glenmede Small Cap Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GTSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Institutional Class (GTSCX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSCX	$71	0.72%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of -3.31%. The Portfolio compares its performance to the S&P 500® Index, Russell 2000® Index, and the Russell 2000® Value Index, each of which had returns of +21.45%, +14.41%, and +9.87%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Real Estate sector, including Cushman & Wakefield Plc (CWK) with a Portfolio return of +15.87%.

  Stock selection in the Financials sector, including Virtu Financial, Inc. (VIRT) with a Portfolio return of +16.43%.

  Stock selection in the Utilities sector, including Northwest Natural Holding Co. (NWN) with a Portfolio return of +22.64%.

  Stock selection in the Health Care sector, including Evolent Health Inc (EVH) with a Portfolio return of -71.43%.

  Stock selection in the Information Technology sector, including ASGN Incorporated (ASGN) with a Portfolio return of -51.40%.

  Stock selection in the Industrials sector, including Boise Cascade Co. (BCC) with a Portfolio return of -46.56%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTSCX	S&P 500® Index	Russell 2000® Index	Russell 2000® Value Index
Oct 2015	$10,000	$10,000	$10,000	$10,000
Oct 2016	$9,975	$10,451	$10,411	$10,881
Oct 2017	$12,778	$12,921	$13,311	$13,581
Oct 2018	$12,732	$13,870	$13,557	$13,500
Oct 2019	$12,429	$15,857	$14,222	$13,935
Oct 2020	$12,250	$17,397	$14,203	$11,995
Oct 2021	$19,604	$24,862	$21,418	$19,708
Oct 2022	$18,352	$21,230	$17,447	$17,594
Oct 2023	$17,825	$23,383	$15,953	$15,847
Oct 2024	$22,920	$32,272	$21,388	$20,881
Oct 2025	$22,163	$39,196	$24,471	$22,943

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTSCX	(3.31%)	12.59%	8.28%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2000® Index	14.41%	11.50%	9.36%
Russell 2000® Value Index	9.87%	13.85%	8.66%

AssetsNet	$ 1,060,227,063
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 6,397,521
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,060,227,063
# of Portfolio Holdings	88
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$6,397,521

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Banks	10.8%
Software	5.6%
Capital Markets	4.6%
Professional Services	4.3%
Health Care Equipment & Supplies	3.8%
Oil, Gas & Consumable Fuels	3.6%
Specialty Retail	3.6%
IT Services	3.4%
Financial Services	3.3%
Construction & Engineering	3.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

WESCO International, Inc.	2.2%
CACI International, Inc., Class A	2.0%
Stifel Financial Corp.	2.0%
TTM Technologies, Inc.	1.9%
Dycom Industries, Inc.	1.8%
Frontdoor, Inc.	1.8%
Ameris Bancorp	1.7%
HealthEquity, Inc.	1.6%
FNB Corp.	1.6%
Hillenbrand, Inc.	1.6%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000164152
Shareholder Report [Line Items]
Fund Name	Glenmede SMID Core Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GWILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede SMID Core Equity Portfolio - Advisor Class (GWILX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GWILX	$89	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +8.93%. The Portfolio compares its performance to the Russell 3000® Index, the Russell 2500® Index, and the Russell 1000® Index, each of which had returns of +20.81%, +11.94% and +21.14%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Consumer Discretionary sector, including eBay, Inc. (EBAY) with a Portfolio return of +58.80%.

  Stock selection in the Materials sector, including Steel Dynamics, Inc. (STLD) with a Portfolio return of +14.95%.

  Stock selection in the Real Estate sector, including Jones Lang LaSalle Inc. (JLL) with a Portfolio return of +20.44%.

  Stock selection in the Information Technology sector, including Dynatrace, Inc. (DT) with a Portfolio return of -6.00%.

  Stock selection in the Financials sector, including Virtus Investment Partners, Inc. (VRTS) with a Portfolio return of -16.64%.

  Stock selection in the Health Care sector, including Centene Corp. (CNC) with a Portfolio return of -46.92%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GWILXFootnote Reference1Footnote Reference2	Russell 3000® Index	Russell 2500® Index	Russell 1000® Index
Dec 2015	$10,000	$10,000	$10,000	$10,000
Oct 2016	$10,773	$10,708	$10,756	$10,709
Oct 2017	$13,370	$13,276	$13,410	$13,244
Oct 2018	$13,819	$14,152	$13,786	$14,168
Oct 2019	$15,167	$16,061	$15,005	$16,173
Oct 2020	$14,840	$17,691	$15,323	$17,930
Oct 2021	$21,361	$25,457	$22,897	$25,732
Oct 2022	$18,553	$21,252	$18,872	$21,518
Oct 2023	$19,321	$23,033	$17,999	$23,558
Oct 2024	$25,319	$31,752	$23,953	$32,527
Oct 2025	$27,581	$38,361	$26,813	$39,402

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/22/15
GWILX	8.93%	13.20%	10.83%
Russell 3000® Index	20.81%	16.74%	14.60%
Russell 2500® Index	11.94%	11.84%	10.52%
Russell 1000® Index	21.14%	17.05%	14.92%

Performance Inception Date	Dec. 22, 2015
Performance Table Market Index Changed [Text Block]	Effective September 2, 2025, the Portfolio changed its primary broad-based benchmark from the Russell 1000 Index to the Russell 3000 Index and added the Russell 2500 Index as a secondary performance benchmark in connection with certain changes to the Portfolio's principal investment strategies.
Material Change Date	Oct. 31, 2025
AssetsNet	$ 6,039,391
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$6,039,391
# of Portfolio Holdings	26
Portfolio Turnover Rate	132%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Professional Services	8.5%
Health Care Equipment & Supplies	8.2%
Software	8.2%
Trading Companies & Distributors	4.7%
Construction & Engineering	4.4%
Multi-Utilities	4.4%
Health Care Technology	4.3%
Building Products	4.2%
Distributors	4.0%
Banks	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

CACI International, Inc., Class A	4.8%
WESCO International, Inc.	4.7%
EMCOR Group, Inc.	4.4%
Black Hills Corp.	4.4%
Certara, Inc.	4.3%
Hayward Holdings, Inc.	4.2%
Edwards Lifesciences Corp.	4.2%
Dynatrace, Inc.	4.1%
LKQ Corp.	4.1%
Zoom Communications, Inc.	4.0%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective September 2, 2025, the Portfolio changed its investment objective and principal investment strategy (the “Repositioning”) to invest in undervalued equity securities, such as common stocks and preferred stocks of U.S. SMID cap companies. In connection with the Repositioning, the name of the Portfolio was changed from "Glenmede Women in Leadership U.S. Equity Portfolio" to "Glenmede SMID Core Equity Portfolio." Additionally, the Portfolio’s primary broad-based benchmark changed from the Russell 1000 Index to the Russell 3000 Index. No other material changes to the Portfolio have occurred.

Material Fund Change Strategies [Text Block]

Effective September 2, 2025, the Portfolio changed its investment objective and principal investment strategy (the “Repositioning”) to invest in undervalued equity securities, such as common stocks and preferred stocks of U.S. SMID cap companies. In connection with the Repositioning, the name of the Portfolio was changed from "Glenmede Women in Leadership U.S. Equity Portfolio" to "Glenmede SMID Core Equity Portfolio." Additionally, the Portfolio’s primary broad-based benchmark changed from the Russell 1000 Index to the Russell 3000 Index. No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the year ended
C000017540
Shareholder Report [Line Items]
Fund Name	Glenmede Strategic Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Strategic Equity Portfolio - Advisor Class (GTCEX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCEX	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +13.86%. The Portfolio compares its performance to the S&P 500® Index (the “S&P 500”) and the Dow Jones Industrial Average Index, each of which had returns of +21.45% and +15.84%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Communications sector, including Alphabet Inc. (GOOG) with a Portfolio return of +63.9%.

  Relative underweight to the Consumer Staples sector, which had a return of +1.0% for the S&P 500.

  Relative underweight to the Real Estate sector, which had a return of -1.5% for the S&P 500.

   Stock selection in the Information Technology sector, including Gartner, Inc. (IT) with a Portfolio return of -50.6%, and the Portfolio not holding NVIDIA Corporation (NVDA) which had a return of +52.6% that added +3.6% to the S&P 500 annual return.

  Stock selection in the Industrials sector, including Old Dominion Freight Line, Inc. (ODFL) with a Portfolio return of -31.4%.

  Stock selection in the Financials sector, including Global Payments Inc. (GPN) with a Portfolio return of -23.3%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTCEX	S&P 500® Index	Dow Jones Industrial Average Index
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$10,522	$10,451	$10,549
Oct 2017	$13,450	$12,921	$13,932
Oct 2018	$14,142	$13,870	$15,306
Oct 2019	$16,194	$15,857	$16,885
Oct 2020	$16,164	$17,397	$16,943
Oct 2021	$23,044	$24,862	$23,336
Oct 2022	$19,830	$21,230	$21,762
Oct 2023	$21,809	$23,383	$22,451
Oct 2024	$27,993	$32,272	$28,929
Oct 2025	$31,874	$39,196	$33,512

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTCEX	13.86%	14.54%	12.29%
S&P 500® Index	21.45%	17.64%	14.64%
Dow Jones Industrial Average Index	15.84%	14.61%	12.85%

AssetsNet	$ 148,639,698
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 885,791
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$148,639,698
# of Portfolio Holdings	40
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$885,791

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Software	12.4%
Interactive Media & Services	8.8%
Electronic Equipment, Instruments & Components	6.7%
Banks	5.4%
Specialty Retail	5.4%
Financial Services	5.3%
Hotels, Restaurants & Leisure	5.2%
Life Sciences Tools & Services	5.0%
Technology Hardware, Storage & Peripherals	4.8%
Ground Transportation	3.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Alphabet, Inc., Class C	8.8%
Amphenol Corp., Class A	6.7%
Microsoft Corp.	6.0%
Apple, Inc.	4.8%
Oracle Corp.	4.5%
Mastercard, Inc., Class A	4.1%
Booking Holdings, Inc.	3.6%
JPMorgan Chase & Co.	3.4%
Amazon.com, Inc.	2.8%
Martin Marietta Materials, Inc.	2.8%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]
C000035927
Shareholder Report [Line Items]
Fund Name	Glenmede Total Market Plus Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GTTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Total Market Plus Equity Portfolio - Advisor Class (GTTMX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTTMX	$221	2.04%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +16.85%. The Portfolio compares its performance to the Russell 3000 ® Index which had a return of +20.81% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Consumer Discretionary sector, including eBay Inc. (EBAY) with a Portfolio return of +43.6%.

  Stock selection in the Industrials sector, including EMCOR Group, Inc. (EME) with a Portfolio return of +51.8%.

  Stock selection in the Energy sector, including APA Corporation (APA) with a Portfolio return of +46.3%.

  Stock selection in the Information Technology sector, including ON Semiconductor Corporation (ON) with a Portfolio return of -44.6%.

  Stock selection in the Communication Services sector, including Comcast Corporation (CMCSA) with a Portfolio return of -33.9%.

  Stock selection in the Financials sector, including PayPal Holdings, Inc. (PYPL) with a Portfolio return of -12.6%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTTMX	Russell 3000® Index
Oct 2015	$10,000	$10,000
Oct 2016	$10,037	$10,424
Oct 2017	$12,966	$12,924
Oct 2018	$13,356	$13,776
Oct 2019	$13,905	$15,635
Oct 2020	$12,679	$17,221
Oct 2021	$21,094	$24,782
Oct 2022	$19,457	$20,688
Oct 2023	$18,776	$22,422
Oct 2024	$23,400	$30,910
Oct 2025	$27,343	$37,343

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTTMX	16.85%	16.61%	10.58%
Russell 3000® Index	20.81%	16.74%	14.08%

Material Change Date	Oct. 31, 2025
AssetsNet	$ 31,329,349
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 233,584
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$31,329,349
# of Portfolio Holdings	171
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$233,584

Holdings [Text Block]

Top 10 Industries (% of TNA as of 10/31/2025)*

Value	Value
Semiconductors & Semiconductor Equipment	11.7%
Financial Services	10.2%
IT Services	8.6%
Machinery	6.9%
Software	6.8%
Biotechnology	6.1%
Media	5.9%
Specialty Retail	5.9%
Construction & Engineering	5.7%
Hotels, Restaurants & Leisure	5.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of TNA as of 10/31/2025)Footnote Reference*

Sanmina Corp.	3.1%
EMCOR Group, Inc.	2.9%
Incyte Corp.	2.6%
Lam Research Corp.	2.6%
MGIC Investment Corp.	2.6%
Hewlett Packard Enterprise Co.	2.5%
Twilio, Inc., Class A	2.3%
Commercial Metals Co.	2.3%
eBay, Inc.	2.3%
F5, Inc.	2.2%
Footnote	Description
Footnote*	Excludes short-term investment holdings.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Total Market Equity Portfolio" to the "Glenmede Total Market Plus Equity Portfolio." No other material changes to the Portfolio have occurred.

Material Fund Change Name [Text Block]

Effective February 28, 2025, the Portfolio's name changed from the "Glenmede Quantitative U.S. Total Market Equity Portfolio" to the "Glenmede Total Market Plus Equity Portfolio." No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the year ended
C000118430
Shareholder Report [Line Items]
Fund Name	Glenmede Global Secured Options Portfolio
Class Name	Advisor Class
Trading Symbol	NOVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Global Secured Options Portfolio - Advisor Class (NOVIX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
NOVIX	$106	0.96%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +19.81. The Portfolio compares its performance to the MSCI ACWI Index (the “ACWI Index”) and the Blended PutWrite Index (the “PutWrite Index”), each of which had returns of +22.64% and +11.93%, respectively, over the same period.

 Top Contributors

 Top Detractors

  The Portfolio’s total return outperformed the PutWrite Index by +8.28% net.

  The Portfolio’s higher upside potential (higher strike selection) relative to the PutWrite Index allowed for more of the upside participation of the ACWI Index’s underlying equity exposure, which returned +22.64%.

  The Portfolio’s overweight to MSCI Emerging Markets Index benefitted the Portfolio’s total return, as the MSCI Emerging Markets Index returned +28.65%.

  Cash-secured put options limited the Portfolio’s upside potential relative to the ACWI Index, which returned +22.64%.

  The realized volatility of the ACWI Index was greater than the market’s expected volatility during the year, with a slight negative impact on the Portfolio’s performance.

  The Portfolio’s underweight to MSCI EAFA Index negatively impacted the Portfolio’s total return, as the MSCI EAFA Index Returned +23.79%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	NOVIX	MSCI All Country World Index Net	Blended PutWrite IndexFootnote Reference1
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$9,853	$10,205	$10,377
Oct 2017	$10,931	$12,573	$11,536
Oct 2018	$10,847	$12,508	$11,226
Oct 2019	$11,776	$14,082	$11,538
Oct 2020	$11,650	$14,771	$10,230
Oct 2021	$14,166	$20,277	$12,957
Oct 2022	$12,274	$16,230	$11,755
Oct 2023	$13,838	$17,935	$12,568
Oct 2024	$16,785	$23,816	$14,305
Oct 2025	$20,145	$29,208	$16,010

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
NOVIX	19.81%	11.57%	7.25%
MSCI All Country World Index Net	22.64%	14.61%	11.31%
Blended PutWrite Index	11.93%	9.37%	4.82%

Prior Market Index Comparison [Text Block]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.
Material Change Date	Oct. 31, 2025
AssetsNet	$ 17,371,924
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$17,371,924
# of Portfolio Holdings	13
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Diversification (% of TNA as of 10/31/2025)

Value	Value
Exchange-Traded Funds	37.2%
Purchased and Written Options	27.8%Footnote Reference(a)
Money Market Fund	24.0%
U.S. Treasury Bills	10.1%
Repurchase Agreements	0.0%Footnote Reference(b)
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 54.3% and -26.5%, respectively, as of October 31, 2025.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes to the Portfolio during the year endedOctober 31, 2025.

Effective May 5, 2025, Glenmede Investment Management, the Portfolio’s investment advisor entered into a new expense limitation agreement and contractually agreed to lower the expense cap for the Portfolio’s Advisor Shares from 1.00% to 0.85%. No other material changes to the Portfolio have occurred.

Material Fund Change Expenses [Text Block]

Effective May 5, 2025, Glenmede Investment Management, the Portfolio’s investment advisor entered into a new expense limitation agreement and contractually agreed to lower the expense cap for the Portfolio’s Advisor Shares from 1.00% to 0.85%. No other material changes to the Portfolio have occurred.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio during the year ended
C000260454
Shareholder Report [Line Items]
Fund Name	Glenmede Global Secured Options Portfolio
Class Name	Institutional Class
Trading Symbol	NOVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Global Secured Options Portfolio - Institutional Class (NOVLX) (the "Portfolio") for the period of May 12, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the period?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
NOVLX	$33	0.65%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Annualized
Footnote(b)	The Institutional class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[5],[6]
Expenses Short Period Footnote [Text Block]	The Institutional class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the period and what affected its performance?

For the fiscal period ended October 31, 2025, the Portfolio had a total return of +14.36%. The Portfolio compares its performance to the MSCI ACWI Index (the “ACWI Index”) and the Blended PutWrite Index (the “PutWrite Index”), each of which had returns of +19.57% and +9.74%, respectively, over the same period.

 Top Contributors

 Top Detractors

  The Portfolio’s total return outperformed the PutWrite Index by +8.28% net.

  The Portfolio’s higher upside potential (higher strike selection) relative to the PutWrite Index allowed for more of the upside participation of the ACWI Index’s underlying equity exposure, which returned +22.64%.

  The Portfolio’s overweight to MSCI Emerging Markets Index benefitted the Portfolio’s total return, as the MSCI Emerging Markets Index returned +28.65%.

  Cash-secured put options limited the Portfolio’s upside potential relative to the ACWI Index, which returned +22.64%.

  The realized volatility of the ACWI Index was greater than the market’s expected volatility during the year, with a slight negative impact on the Portfolio’s performance.

  The Portfolio’s underweight to MSCI EAFA Index negatively impacted the Portfolio’s total return, as the MSCI EAFA Index Returned +23.79%.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	NOVLXFootnote Reference1	MSCI All Country World Index Net	Blended PutWrite IndexFootnote Reference2
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$9,873	$10,205	$10,377
Oct 2017	$10,974	$12,573	$11,536
Oct 2018	$10,912	$12,508	$11,226
Oct 2019	$11,870	$14,082	$11,538
Oct 2020	$11,767	$14,771	$10,230
Oct 2021	$14,336	$20,277	$12,957
Oct 2022	$12,447	$16,230	$11,755
Oct 2023	$14,060	$17,935	$12,568
Oct 2024	$17,089	$23,816	$14,305
Oct 2025	$20,543	$29,208	$16,010

Average Annual Return [Table Text Block]
AATR	Since Inception 5/12/25
NOVLX	14.36%
MSCI All Country World Index Net	19.57%
Blended PutWrite Index	9.74%

Performance Inception Date	May 12, 2025
Prior Market Index Comparison [Text Block]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that Glenmede Investment Management, the Portfolio's Advisor, considers similar to the Portfolio.
AssetsNet	$ 17,371,924
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$17,371,924
# of Portfolio Holdings	13
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Diversification (% of TNA as of 10/31/2025)

Value	Value
Exchange-Traded Funds	37.2%
Purchased and Written Options	27.8%Footnote Reference(a)
Money Market Fund	24.0%
U.S. Treasury Bills	10.1%
Repurchase Agreements	0.0%Footnote Reference(b)
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 54.3% and -26.5%, respectively, as of October 31, 2025.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
C000090298
Shareholder Report [Line Items]
Fund Name	Glenmede Secured Options Portfolio
Class Name	Advisor Class
Trading Symbol	GTSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Advisor Class (GTSOX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSOX	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +9.36%. The Portfolio compares its performance to the S&P 500® Index and the CBOE S&P 500® PutWrite Index (the “PutWrite Index”), each of which had returns of +21.45% and +11.17%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Cash-secured put options had a cash yield of +4.6% per annum.

  Equity Risk Premium earned was +8.4%.

  The Portfolio’s process of cycling through monthly expirations (replacing expiring options with new options) added +2.3% to the Portfolio’s total return relative to the PutWrite Index.

  The S&P 500 Volatility Risk Premium with a monthly expiration cycle loss of -0.90%.

  The PutWrite Index underperformed the CBOE S&P® 500 Buy-Write Index by -0.30%.

  The Portfolio’s defensive positioning (lower strike selection) caused a -1.1% of underperformance relative to the PutWrite Index.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GTSOX	S&P 500® Index	CBOE S&P 500® Put-Write Index
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$10,508	$10,451	$10,461
Oct 2017	$11,300	$12,921	$11,695
Oct 2018	$11,617	$13,870	$11,894
Oct 2019	$12,597	$15,857	$12,425
Oct 2020	$12,156	$17,397	$11,633
Oct 2021	$15,448	$24,862	$15,396
Oct 2022	$13,703	$21,230	$14,219
Oct 2023	$15,253	$23,383	$15,899
Oct 2024	$17,661	$32,272	$18,753
Oct 2025	$19,314	$39,196	$20,845

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
GTSOX	9.36%	9.70%	6.80%
S&P 500® Index	21.45%	17.64%	14.64%
CBOE S&P 500® Put-Write Index	11.17%	12.37%	7.62%

AssetsNet	$ 433,116,753
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 3,015,125
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$433,116,753
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$3,015,125

Holdings [Text Block]

Sector Diversification (% of TNA as of 10/31/2025)

Value	Value
Purchased and Written Options	67.4%Footnote Reference(a)
U.S. Treasury Bills	18.8%
Exchange-Traded Funds	7.8%
Money Market Fund	6.1%
Repurchase Agreements	0.0%Footnote Reference(b)
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 128.1% and -60.7%, respectively, as of October 31, 2025.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Change [Text Block]
C000173616
Shareholder Report [Line Items]
Fund Name	Glenmede Secured Options Portfolio
Class Name	Institutional Class
Trading Symbol	GLSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Institutional Class (GLSOX) (the "Portfolio") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Portfolio at www.glenmedeim.com/funds/fund-documents/. You can also request this information by contacting us at 1-800-442-8299.
Additional Information Phone Number	1-800-442-8299
Additional Information Website	www.glenmedeim.com/funds/fund-documents/
Expenses [Text Block]

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses (based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLSOX	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the Portfolio had a total return of +9.49%. The Portfolio compares its performance to the S&P 500® Index and the CBOE S&P 500® PutWrite Index, each of which had returns +21.45% and +11.17%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Cash-secured put options had a cash yield of +4.6% per annum.

  Equity Risk Premium earned was +8.4%.

  The Portfolio’s process of cycling through monthly expirations (replacing expiring options with new options) added +2.3% to the Portfolio’s total return relative to the PutWrite Index.

  The S&P 500 Volatility Risk Premium with a monthly expiration cycle loss of -0.90%.

  The PutWrite Index underperformed the CBOE S&P® 500 Buy-Write Index by -0.30%.

  The Portfolio’s defensive positioning (lower strike selection) caused a -1.1% of underperformance relative to the PutWrite Index.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	GLSOXFootnote Reference1	S&P 500® Index	CBOE S&P 500® Put-Write Index
Oct 2015	$10,000	$10,000	$10,000
Oct 2016	$10,529	$10,451	$10,461
Oct 2017	$11,340	$12,921	$11,695
Oct 2018	$11,677	$13,870	$11,894
Oct 2019	$12,697	$15,857	$12,425
Oct 2020	$12,277	$17,397	$11,633
Oct 2021	$15,635	$24,862	$15,396
Oct 2022	$13,891	$21,230	$14,219
Oct 2023	$15,488	$23,383	$15,899
Oct 2024	$17,983	$32,272	$18,753
Oct 2025	$19,691	$39,196	$20,845

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 11/9/16
GLSOX	9.49%	9.91%	7.07%
S&P 500® Index	21.45%	17.64%	15.63%
CBOE S&P 500® Put-Write Index	11.17%	12.37%	7.92%

Performance Inception Date	Nov. 09, 2016
AssetsNet	$ 433,116,753
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 3,015,125
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics (as of 10/31/2025)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$433,116,753
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$3,015,125

Holdings [Text Block]

Sector Diversification (% of TNA as of 10/31/2025)

Value	Value
Purchased and Written Options	67.4%Footnote Reference(a)
U.S. Treasury Bills	18.8%
Exchange-Traded Funds	7.8%
Money Market Fund	6.1%
Repurchase Agreements	0.0%Footnote Reference(b)
Footnote	Description
Footnote(a)	The total percentage of net assets of purchased options and written options were 128.1% and -60.7%, respectively, as of October 31, 2025.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Change [Text Block]

[1]	Annualized
[2]	The Institutional class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[3]	Annualized
[4]	The Institutional class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[5]	Annualized
[6]	The Institutional class commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.